Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 133,045	$ 700,323	$ 111,584
Restricted cash	20,000	20,000	20,000
Accounts receivable	75,950	171,696	37,362
Prepaid Expenses and current deposits	299,837	168,816	135,535
Inventory	109,290	61,050
Notes receivable, net			64,586
Total current assets	638,122	1,121,885	369,067
Fixed assets, net	23,451	27,370	17,078
Other assets
License agreements, net	81,442	116,346	156,815
Domain names, net	75,782	73,790
Capitalized software costs, net	1,530,762	1,240,632	547,657
Residual contract revenue	478,801	589,294	589,294
Deposits	10,500	12,342	3,842
Goodwill	5,976,198	2,679,970
Total other assets	8,153,485	4,712,374	1,297,608
Total assets	8,815,058	5,861,629	1,683,753
Current liabilities
Accounts payable and accrued liabilities	671,470	533,564	353,811
Accrued liabilities - related party	310,008	129,351	11,831
Notes payable - related party, net	171,719	143,442
Total current liabilities	1,153,197	806,357	365,642
Long-term liabilities:
Notes payable - related party, net			333,534
Notes payable			27,566
Total long-term liabilities			361,100
Total liabilities	1,153,197	806,357	726,742
Stockholders' equity
Preferred stock, value
Common stock, value	39,755	32,663	18,428
Common stock payable	729	662	2,514
Additional paid-in capital	19,415,400	11,401,078	3,835,683
Unamortized equity compensation		(48,736)	(283,001)
Accumulated deficit	(11,794,023)	(6,330,395)	(2,616,613)
Total stockholders' equity	7,661,861	5,055,272	957,011
Total liabilities and stockholders' equity	$ 8,815,058	$ 5,861,629	$ 1,683,753